S000033066 [Member] Annual Fund Operating Expenses - Ashmore Emerging Markets Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.35%)	[1]
Net Expenses (as a percentage of Assets)	1.05%
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.35%)	[1]
Net Expenses (as a percentage of Assets)	1.30%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	2.40%
Fee Waiver or Reimbursement	(0.35%)	[1]
Net Expenses (as a percentage of Assets)	2.05%

[1]
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, legal expenses of the Independent Trustees, and expense offset arrangements) for the Fund’s Class A Shares exceed 1.27%, for the Fund’s Class C Shares exceed 2.02% and for the Fund’s Institutional Class Shares exceed 1.02% of the Fund’s average daily net assets attributable to the share class (the “Expense Limitation Agreement”). The expense limitation arrangement may be terminated before February 28, 2027 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.